Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividends declared (in dollars per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.24	$ 0.19	$ 0.15